Employee benefits - Employee benefits - Benefits to be paid by maturities (Details) € in Millions	Dec. 31, 2021 EUR (€)
Not later than one year [member]
Document Information [Line Items]
Post-employment benefits	€ 70
Other long-term benefits	417
Total employee benefits	487
Later than one year and not later than two years [member]
Document Information [Line Items]
Post-employment benefits	42
Other long-term benefits	488
Total employee benefits	530
Later than two years and not later than three years [member]
Document Information [Line Items]
Post-employment benefits	49
Other long-term benefits	481
Total employee benefits	530
Later than three years and not later than four years [member]
Document Information [Line Items]
Post-employment benefits	50
Other long-term benefits	351
Total employee benefits	401
Later than four years and not later than five years [member]
Document Information [Line Items]
Post-employment benefits	59
Other long-term benefits	211
Total employee benefits	270
Later than five years [member]
Document Information [Line Items]
Post-employment benefits	2,717
Other long-term benefits	108
Total employee benefits	2,825
French part-time for seniors plans [member] | Not later than one year [member]
Document Information [Line Items]
Other long-term benefits	344
French part-time for seniors plans [member] | Later than one year and not later than two years [member]
Document Information [Line Items]
Other long-term benefits	415
French part-time for seniors plans [member] | Later than two years and not later than three years [member]
Document Information [Line Items]
Other long-term benefits	406
French part-time for seniors plans [member] | Later than three years and not later than four years [member]
Document Information [Line Items]
Other long-term benefits	310
French part-time for seniors plans [member] | Later than four years and not later than five years [member]
Document Information [Line Items]
Other long-term benefits	178
French part-time for seniors plans [member] | Later than five years [member]
Document Information [Line Items]
Other long-term benefits	€ 77